American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
October 31, 2023

Strategic Allocation: Aggressive - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 54.0%
American Century Diversified Corporate Bond ETF	288,278	12,664,629
American Century Emerging Markets Bond ETF	133,102	4,682,502
American Century Focused Dynamic Growth ETF(2)	560,257	33,889,946
American Century Focused Large Cap Value ETF	637,055	35,693,937
American Century Multisector Income ETF	526,514	21,561,696
American Century Quality Diversified International ETF	675,429	28,034,829
American Century Short Duration Strategic Income ETF	70,956	3,559,855
American Century U.S. Quality Growth ETF	534,833	35,047,607
American Century U.S. Quality Value ETF	741,125	35,082,856
Avantis Emerging Markets Equity ETF(3)	561,997	28,678,707
Avantis International Equity ETF(3)	493,447	26,517,842
Avantis International Small Cap Value ETF(3)	144,049	8,054,500
Avantis U.S. Equity ETF(3)	567,556	40,268,098
Avantis U.S. Small Cap Value ETF	121,112	8,967,132
TOTAL AFFILIATED FUNDS (Cost $285,066,285)		322,704,136
COMMON STOCKS — 29.3%
Aerospace and Defense — 0.6%
Airbus SE	2,722	364,955
CAE, Inc.(2)	18,655	389,579
Curtiss-Wright Corp.	3,494	694,642
General Dynamics Corp.	1,052	253,858
HEICO Corp.	3,631	575,187
Hensoldt AG	1,980	58,672
Huntington Ingalls Industries, Inc.	2,710	595,712
Lockheed Martin Corp.	607	275,966
Melrose Industries PLC	83,028	472,743
Mercury Systems, Inc.(2)	1,718	61,814
Saab AB, B Shares	1,808	92,879
		3,836,007
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	1,058	60,272
Cia de Distribucion Integral Logista Holdings SA	2,894	71,063
FedEx Corp.	274	65,787
GXO Logistics, Inc.(2)	1,522	76,876
United Parcel Service, Inc., Class B	2,106	297,473
		571,471
Automobile Components — 0.6%
Aptiv PLC(2)	12,561	1,095,319
BorgWarner, Inc.	12,770	471,213
Cie Generale des Etablissements Michelin SCA	11,426	339,449
Continental AG	4,848	316,521
Fox Factory Holding Corp.(2)	883	71,938
Gentherm, Inc.(2)	746	30,004
Hyundai Mobis Co. Ltd.	1,880	291,146
Linamar Corp.	4,444	192,149
Mobileye Global, Inc., Class A(2)	13,178	470,059
Nifco, Inc.	3,400	79,737
Toyo Tire Corp.	7,900	117,340
		3,474,875

Automobiles — 0.3%
Bayerische Motoren Werke AG	3,782	351,742
Ferrari NV	1,761	533,062
Mercedes-Benz Group AG	4,973	292,583
Tesla, Inc.(2)	2,298	461,530
Volvo Car AB, Class B(2)	55,937	192,932
		1,831,849
Banks — 0.9%
AIB Group PLC	19,596	85,076
Banco Bradesco SA(2)	127,189	309,033
Banco do Brasil SA	13,400	128,558
Bank Central Asia Tbk PT	922,500	508,224
Bank of America Corp.	12,928	340,524
Barclays PLC	206,206	330,970
BNP Paribas SA	3,214	184,818
BPER Banca	33,733	109,772
Capitol Federal Financial, Inc.	11,848	61,610
Commerce Bancshares, Inc.	905	39,693
First Hawaiian, Inc.	14,172	254,104
Fukuoka Financial Group, Inc.	4,700	124,238
Hana Financial Group, Inc.	9,461	275,095
HDFC Bank Ltd., ADR	6,544	370,063
HSBC Holdings PLC	48,800	350,629
JPMorgan Chase & Co.	4,482	623,267
Jyske Bank A/S(2)	1,245	87,741
Prosperity Bancshares, Inc.	2,499	136,295
Regions Financial Corp.	14,922	216,817
Truist Financial Corp.	16,660	472,478
U.S. Bancorp	4,754	151,558
UniCredit SpA	3,294	82,579
Westamerica Bancorporation	3,827	180,787
		5,423,929
Beverages — 0.3%
Ambev SA(2)	60,400	153,823
Celsius Holdings, Inc.(2)	6,304	958,775
Coca-Cola Bottlers Japan Holdings, Inc.	4,400	58,998
Duckhorn Portfolio, Inc.(2)	5,770	60,181
MGP Ingredients, Inc.	1,048	99,204
PepsiCo, Inc.	3,580	584,542
		1,915,523
Biotechnology — 0.7%
AbbVie, Inc.	3,513	495,965
ADMA Biologics, Inc.(2)	6,423	21,710
Alkermes PLC(2)	2,285	55,274
Amgen, Inc.	1,160	296,612
Amicus Therapeutics, Inc.(2)	19,060	209,088
Arcus Biosciences, Inc.(2)	801	12,584
Arcutis Biotherapeutics, Inc.(2)(3)	2,972	6,687
Biohaven Ltd.(2)	1,800	47,718
BioMarin Pharmaceutical, Inc.(2)	3,946	321,402
Blueprint Medicines Corp.(2)	864	50,855
Bridgebio Pharma, Inc.(2)	1,152	29,998
Celldex Therapeutics, Inc.(2)	662	15,570
Centessa Pharmaceuticals PLC, ADR(2)(3)	2,615	17,181
Cerevel Therapeutics Holdings, Inc.(2)	1,154	27,292

CSL Ltd.	2,250	332,532
Cytokinetics, Inc.(2)	21,450	747,747
Halozyme Therapeutics, Inc.(2)	2,101	71,161
ImmunoGen, Inc.(2)	2,612	38,814
Insmed, Inc.(2)	2,368	59,342
Karuna Therapeutics, Inc.(2)	145	24,158
Keros Therapeutics, Inc.(2)	801	22,861
Kymera Therapeutics, Inc.(2)	847	9,884
Madrigal Pharmaceuticals, Inc.(2)	222	29,166
Mineralys Therapeutics, Inc.(2)	1,719	13,288
Natera, Inc.(2)	8,843	349,033
Neurocrine Biosciences, Inc.(2)	5,691	631,360
Relay Therapeutics, Inc.(2)	1,285	8,481
Vaxcyte, Inc.(2)	1,325	63,733
Vertex Pharmaceuticals, Inc.(2)	497	179,969
Viking Therapeutics, Inc.(2)	16,653	163,366
		4,352,831
Broadline Retail — 0.4%
Alibaba Group Holding Ltd.(2)	31,300	322,236
Amazon.com, Inc.(2)	9,447	1,257,301
B&M European Value Retail SA	16,284	104,832
JD.com, Inc., Class A	11,016	140,048
Ollie's Bargain Outlet Holdings, Inc.(2)	1,323	102,189
Pan Pacific International Holdings Corp.	18,700	362,141
Ryohin Keikaku Co. Ltd.	6,100	86,006
Savers Value Village, Inc.(2)	3,018	45,179
		2,419,932
Building Products — 0.4%
AZEK Co., Inc.(2)	4,823	126,363
Cie de Saint-Gobain SA	9,474	515,709
Fortune Brands Innovations, Inc.	1,224	68,299
Hayward Holdings, Inc.(2)	8,450	88,725
JELD-WEN Holding, Inc.(2)	6,510	73,758
Johnson Controls International PLC	7,643	374,660
Masco Corp.	3,737	194,660
Munters Group AB	6,241	76,195
Trane Technologies PLC	3,387	644,580
		2,162,949
Capital Markets — 1.3%
Ameriprise Financial, Inc.	819	257,633
Ares Management Corp., Class A	9,488	935,422
Bank of New York Mellon Corp.	21,713	922,802
BlackRock, Inc.	496	303,691
Donnelley Financial Solutions, Inc.(2)	1,512	82,298
Evercore, Inc., Class A	329	42,829
Hamilton Lane, Inc., Class A	1,035	87,064
Intercontinental Exchange, Inc.	1,933	207,682
Intermediate Capital Group PLC	4,069	64,782
London Stock Exchange Group PLC	5,790	584,182
LPL Financial Holdings, Inc.	4,134	928,166
Man Group PLC	33,301	89,035
Morgan Stanley	7,835	554,875
MSCI, Inc.	1,943	916,222
Northern Trust Corp.	14,017	923,860
S&P Global, Inc.	728	254,298

T. Rowe Price Group, Inc.	5,638	510,239
UBS Group AG	11,919	280,054
		7,945,134
Chemicals — 0.7%
Air Liquide SA	3,563	610,528
Air Products & Chemicals, Inc.	989	279,333
Akzo Nobel NV	7,474	501,391
Arkema SA	1,619	151,705
Avient Corp.	13,167	416,340
DSM-Firmenich AG	5,695	516,285
Ecolab, Inc.	1,083	181,662
Element Solutions, Inc.	33,254	606,220
Kansai Paint Co. Ltd.	5,500	80,491
Linde PLC	1,108	423,433
Sika AG	1,188	284,300
Tokyo Ohka Kogyo Co. Ltd.	1,000	57,781
		4,109,469
Commercial Services and Supplies — 0.3%
Clean Harbors, Inc.(2)	591	90,819
Elis SA	7,307	119,835
GFL Environmental, Inc.	11,508	331,660
Healthcare Services Group, Inc.	7,328	69,616
Republic Services, Inc.	6,921	1,027,699
SPIE SA	4,356	114,552
		1,754,181
Communications Equipment — 0.4%
Arista Networks, Inc.(2)	2,371	475,077
Ciena Corp.(2)	1,401	59,122
Cisco Systems, Inc.	10,235	533,551
F5, Inc.(2)	3,244	491,758
Juniper Networks, Inc.	12,389	333,512
Nokia Oyj	70,828	235,905
Telefonaktiebolaget LM Ericsson, B Shares	23,619	105,807
		2,234,732
Construction and Engineering — 0.2%
Balfour Beatty PLC	9,772	36,829
Construction Partners, Inc., Class A(2)	1,643	63,173
Eiffage SA	4,793	434,967
Penta-Ocean Construction Co. Ltd.	4,900	28,807
Sacyr SA	12,463	35,988
SNC-Lavalin Group, Inc.	2,909	80,804
Vinci SA	4,618	510,633
		1,191,201
Construction Materials†
Eagle Materials, Inc.	327	50,329
Summit Materials, Inc., Class A(2)	2,326	76,525
Taiheiyo Cement Corp.	3,700	63,409
		190,263
Consumer Finance†
American Express Co.	1,453	212,182
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	512	282,849
CP ALL PCL	180,700	276,046
Dollar Tree, Inc.(2)	5,834	648,099
Grocery Outlet Holding Corp.(2)	1,990	55,063

HelloFresh SE(2)	2,518	55,077
Kobe Bussan Co. Ltd.	12,400	306,876
Koninklijke Ahold Delhaize NV	26,897	796,468
Kroger Co.	5,853	265,551
MatsukiyoCocokara & Co.	4,800	84,201
PriceSmart, Inc.	680	42,493
Redcare Pharmacy NV(2)	645	72,224
Sysco Corp.	5,837	388,102
Target Corp.	2,276	252,158
		3,525,207
Containers and Packaging — 0.5%
Amcor PLC	58,583	520,803
AptarGroup, Inc.	540	66,026
Avery Dennison Corp.	3,175	552,672
Ball Corp.	3,827	184,270
DS Smith PLC	63,371	219,800
O-I Glass, Inc.(2)	3,317	51,248
Packaging Corp. of America	4,035	617,557
Smurfit Kappa Group PLC	15,288	498,326
Sonoco Products Co.	5,278	273,453
Verallia SA	5,526	179,686
		3,163,841
Distributors — 0.1%
D'ieteren Group	342	50,801
LKQ Corp.	5,941	260,929
		311,730
Diversified Consumer Services — 0.1%
Duolingo, Inc.(2)	2,206	322,186
European Wax Center, Inc., Class A(2)(3)	5,120	75,623
		397,809
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	5,719	125,532
Fibra Uno Administracion SA de CV	23,204	35,278
Land Securities Group PLC	22,104	153,218
WP Carey, Inc.	3,843	206,177
		520,205
Diversified Telecommunication Services — 0.2%
BCE, Inc.	8,633	320,481
Cellnex Telecom SA	9,026	265,329
Internet Initiative Japan, Inc.	2,200	35,549
Usen-Next Holdings Co. Ltd.	3,600	82,575
Verizon Communications, Inc.	13,856	486,761
		1,190,695
Electric Utilities — 0.5%
Duke Energy Corp.	6,005	533,784
Edison International	8,402	529,830
Evergy, Inc.	8,431	414,299
Eversource Energy	6,245	335,919
Iberdrola SA	21,502	239,146
IDACORP, Inc.	473	44,798
NextEra Energy, Inc.	10,516	613,083
Pinnacle West Capital Corp.	4,746	352,058
		3,062,917
Electrical Equipment — 0.6%
AMETEK, Inc.	5,434	764,944

Eaton Corp. PLC	2,056	427,463
Emerson Electric Co.	7,200	640,584
Generac Holdings, Inc.(2)	520	43,716
NEXTracker, Inc., Class A(2)	294	10,220
nVent Electric PLC	2,610	125,619
Regal Rexnord Corp.	4,737	560,908
Schneider Electric SE	3,346	514,807
Sensata Technologies Holding PLC	1,871	59,648
Signify NV	10,766	279,085
Vertiv Holdings Co., Class A	11,001	432,009
		3,859,003
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	2,100	420,840
Celestica, Inc.(2)	1,850	43,197
Celestica, Inc. (Toronto)(2)	1,392	32,492
Corning, Inc.	5,572	149,107
Fabrinet(2)	471	73,005
Jenoptik AG	324	7,696
Keyence Corp.	1,500	580,678
Keysight Technologies, Inc.(2)	5,565	679,208
Littelfuse, Inc.	301	65,218
Mirion Technologies, Inc., Class A(2)	5,472	37,921
Spectris PLC	615	23,239
TE Connectivity Ltd.	3,795	447,241
		2,559,842
Energy Equipment and Services — 0.3%
Aker Solutions ASA	17,087	68,233
Baker Hughes Co.	8,728	300,418
Expro Group Holdings NV(2)	6,359	100,154
Schlumberger NV	10,639	592,166
Seadrill Ltd.(2)	10,815	427,409
Technip Energies NV	3,116	68,271
TechnipFMC PLC	4,785	102,973
Transocean Ltd.(2)	9,548	63,208
Weatherford International PLC(2)	2,266	210,942
		1,933,774
Entertainment — 0.4%
CTS Eventim AG & Co. KGaA	1,243	75,259
Electronic Arts, Inc.	3,042	376,569
Liberty Media Corp.-Liberty Formula One, Class C(2)	1,370	88,626
Spotify Technology SA(2)	5,375	885,585
Take-Two Interactive Software, Inc.(2)	3,539	473,341
Ubisoft Entertainment SA(2)	1,326	37,809
Walt Disney Co.(2)	2,169	176,969
		2,114,158
Financial Services — 0.3%
AvidXchange Holdings, Inc.(2)	5,173	44,695
Edenred SE	7,329	390,133
Mastercard, Inc., Class A	1,266	476,459
Shift4 Payments, Inc., Class A(2)	931	41,448
Visa, Inc., Class A	3,315	779,357
		1,732,092
Food Products — 0.4%
Conagra Brands, Inc.	37,082	1,014,563
General Mills, Inc.	6,281	409,772

J & J Snack Foods Corp.	505	79,088
Kerry Group PLC, A Shares	5,099	393,866
Kotobuki Spirits Co. Ltd.	6,000	79,674
Mondelez International, Inc., Class A	4,898	324,297
Morinaga & Co. Ltd.	1,600	57,703
Nomad Foods Ltd.(2)	9,949	137,495
Toyo Suisan Kaisha Ltd.	1,700	78,423
Yamazaki Baking Co. Ltd.	4,700	99,506
		2,674,387
Gas Utilities — 0.1%
Atmos Energy Corp.	1,140	122,732
Brookfield Infrastructure Corp., Class A	637	16,409
Nippon Gas Co. Ltd.	2,900	43,586
Spire, Inc.	12,660	704,276
		887,003
Ground Transportation — 0.5%
Canadian Pacific Kansas City Ltd.	5,937	421,530
Heartland Express, Inc.	19,936	232,454
Knight-Swift Transportation Holdings, Inc.	1,942	94,945
Norfolk Southern Corp.	6,009	1,146,457
Uber Technologies, Inc.(2)	2,579	111,619
Union Pacific Corp.	1,728	358,750
XPO, Inc.(2)	4,646	352,213
		2,717,968
Health Care Equipment and Supplies — 1.0%
Alphatec Holdings, Inc.(2)	6,710	61,598
ConvaTec Group PLC	27,416	68,128
DENTSPLY SIRONA, Inc.	7,064	214,816
Dexcom, Inc.(2)	10,835	962,473
Embecta Corp.	2,836	42,880
Envista Holdings Corp.(2)	12,186	283,568
EssilorLuxottica SA	1,834	332,107
Establishment Labs Holdings, Inc.(2)	1,059	31,008
GE HealthCare Technologies, Inc.	5,804	386,372
Glaukos Corp.(2)	5,365	365,893
Hologic, Inc.(2)	3,739	247,410
ICU Medical, Inc.(2)	419	41,087
Inari Medical, Inc.(2)	1,435	87,119
Inmode Ltd.(2)	1,855	35,431
Intuitive Surgical, Inc.(2)	776	203,483
Lantheus Holdings, Inc.(2)	7,324	473,130
Nakanishi, Inc.	3,300	72,479
PROCEPT BioRobotics Corp.(2)	2,332	62,474
SI-BONE, Inc.(2)	2,344	39,871
Terumo Corp.	16,200	443,203
TransMedics Group, Inc.(2)	1,114	41,753
Ypsomed Holding AG	198	54,569
Zimmer Biomet Holdings, Inc.	11,195	1,168,870
		5,719,722
Health Care Providers and Services — 1.1%
Acadia Healthcare Co., Inc.(2)	1,232	90,564
Amvis Holdings, Inc.	3,200	54,589
Cardinal Health, Inc.	4,507	410,137
Cencora, Inc.	1,440	266,616
Centene Corp.(2)	4,870	335,933

Chartwell Retirement Residences	13,939	102,124
Cigna Group	2,239	692,299
CVS Health Corp.	4,884	337,045
HealthEquity, Inc.(2)	1,446	103,649
Henry Schein, Inc.(2)	12,962	842,271
Laboratory Corp. of America Holdings	2,573	513,905
NeoGenomics, Inc.(2)	6,023	84,442
Option Care Health, Inc.(2)	3,013	83,551
Quest Diagnostics, Inc.	6,043	786,194
R1 RCM, Inc.(2)	7,896	93,094
RadNet, Inc.(2)	1,800	48,528
UnitedHealth Group, Inc.	1,725	923,841
Universal Health Services, Inc., Class B	5,022	632,220
		6,401,002
Health Care REITs — 0.2%
CareTrust REIT, Inc.	1,989	42,804
Healthpeak Properties, Inc.	27,584	428,931
Omega Healthcare Investors, Inc.	2,081	68,881
Sabra Health Care REIT, Inc.	5,594	76,302
Ventas, Inc.	2,844	120,756
Welltower, Inc.	3,511	293,555
		1,031,229
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	2,856	69,772
Schrodinger, Inc.(2)	1,311	28,449
Veeva Systems, Inc., Class A(2)	1,897	365,571
		463,792
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	5,309	82,183
Invincible Investment Corp.	396	152,302
Japan Hotel REIT Investment Corp.	152	69,104
Ryman Hospitality Properties, Inc.	1,339	114,619
		418,208
Hotels, Restaurants and Leisure — 0.6%
Airbnb, Inc., Class A(2)	6,683	790,532
Basic-Fit NV(2)(3)	599	15,323
Chipotle Mexican Grill, Inc.(2)	233	452,533
Greggs PLC	1,649	47,563
H World Group Ltd., ADR(2)	9,369	352,836
Hilton Worldwide Holdings, Inc.	8,717	1,320,887
Planet Fitness, Inc., Class A(2)	1,170	64,666
Starbucks Corp.	2,282	210,492
Wingstop, Inc.	545	99,610
		3,354,442
Household Durables — 0.1%
Barratt Developments PLC	65,028	327,949
Bellway PLC	2,049	52,144
Taylor Wimpey PLC	282,428	381,459
TopBuild Corp.(2)	318	72,746
		834,298
Household Products — 0.4%
Church & Dwight Co., Inc.	11,871	1,079,549
Colgate-Palmolive Co.	2,278	171,123
Henkel AG & Co. KGaA, Preference Shares	4,424	319,126
Kimberly-Clark Corp.	6,041	722,745

Procter & Gamble Co.	2,737	410,632
		2,703,175
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,832	335,732
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	3,906	102,415
CapitaLand Ascendas REIT	28,400	53,961
EastGroup Properties, Inc.	574	93,706
GLP J-Reit	84	75,235
Goodman Group	17,391	230,116
Mapletree Logistics Trust	62,600	67,223
Prologis, Inc.	10,631	1,071,073
Segro PLC	11,837	102,889
Terreno Realty Corp.	911	48,538
Tritax Big Box REIT PLC	55,651	92,655
		1,937,811
Insurance — 1.0%
Aflac, Inc.	3,855	301,114
AIA Group Ltd.	56,800	493,240
Allstate Corp.	8,105	1,038,494
ASR Nederland NV	953	35,565
Goosehead Insurance, Inc., Class A(2)	887	57,540
Hanover Insurance Group, Inc.	2,886	338,268
Kinsale Capital Group, Inc.	314	104,848
Marsh & McLennan Cos., Inc.	1,816	344,404
MetLife, Inc.	2,442	146,544
NN Group NV	14,630	469,219
Palomar Holdings, Inc.(2)	1,113	55,739
Prudential Financial, Inc.	2,878	263,164
Reinsurance Group of America, Inc.	4,425	661,405
RLI Corp.	793	105,659
Ryan Specialty Holdings, Inc., Class A(2)	12,382	534,902
Skyward Specialty Insurance Group, Inc.(2)	2,112	59,453
Steadfast Group Ltd.	19,994	68,754
Storebrand ASA	7,296	60,929
Travelers Cos., Inc.	2,030	339,903
Willis Towers Watson PLC	3,172	748,243
		6,227,387
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A(2)	14,901	1,848,916
Autohome, Inc., ADR	7,753	207,393
Baidu, Inc., Class A(2)	13,650	179,208
carsales.com Ltd.	5,947	104,829
Eventbrite, Inc., Class A(2)	9,239	76,499
Match Group, Inc.(2)	11,041	382,019
Meta Platforms, Inc., Class A(2)	2,434	733,291
Rightmove PLC	7,708	44,449
Scout24 SE	651	40,050
Tencent Holdings Ltd.	22,000	814,192
		4,430,846
IT Services — 0.4%
Accenture PLC, Class A	1,550	460,489
Alten SA	115	13,585
Amdocs Ltd.	6,469	518,555
Cloudflare, Inc., Class A(2)	9,095	515,596

Indra Sistemas SA	3,996	56,109
International Business Machines Corp.	2,889	417,865
NEXTDC Ltd.(2)	74,116	556,526
Perficient, Inc.(2)	552	32,121
		2,570,846
Leisure Products†
Brunswick Corp.	893	62,037
Games Workshop Group PLC	572	68,773
Sankyo Co. Ltd.	2,800	116,362
Topgolf Callaway Brands Corp.(2)	2,544	31,087
YETI Holdings, Inc.(2)	209	8,887
		287,146
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	9,754	1,008,271
Avantor, Inc.(2)	12,540	218,572
Bio-Techne Corp.	8,896	485,989
Danaher Corp.	1,714	329,122
Gerresheimer AG	991	92,434
ICON PLC(2)	2,245	547,690
IQVIA Holdings, Inc.(2)	5,138	929,105
Mettler-Toledo International, Inc.(2)	864	851,213
Thermo Fisher Scientific, Inc.	859	382,057
		4,844,453
Machinery — 0.6%
ATS Corp.(2)	922	31,049
Cummins, Inc.	2,544	550,267
Deere & Co.	580	211,909
Fluidra SA(3)	592	10,437
Graco, Inc.	4,451	330,932
Hoshizaki Corp.	2,100	67,819
IMI PLC	17,565	313,694
Interpump Group SpA	168	7,025
Interroll Holding AG	7	18,455
KION Group AG	1,083	33,229
Konecranes Oyj	1,121	36,756
Organo Corp.	2,600	85,724
Oshkosh Corp.	6,618	580,597
Parker-Hannifin Corp.	2,094	772,497
Trelleborg AB, B Shares	1,581	39,982
Wartsila Oyj Abp	4,797	57,245
Weir Group PLC	3,441	71,471
Xylem, Inc.	2,020	188,951
		3,408,039
Media — 0.4%
Fox Corp., Class B	16,782	468,386
Interpublic Group of Cos., Inc.	14,799	420,291
Omnicom Group, Inc.	3,077	230,498
Trade Desk, Inc., Class A(2)	10,555	748,983
WPP PLC	46,589	401,188
		2,269,346
Metals and Mining — 0.1%
Alamos Gold, Inc., Class A	7,502	92,886
Allkem Ltd.(2)	6,846	41,834
Capstone Copper Corp.(2)	37,031	126,040
ERO Copper Corp.(2)	9,545	129,538

MMC Norilsk Nickel PJSC(2)(4)	2,446	—
		390,298
Multi-Utilities — 0.2%
CMS Energy Corp.	6,672	362,556
Northwestern Energy Group, Inc.	13,596	652,744
WEC Energy Group, Inc.	4,517	367,639
		1,382,939
Office REITs†
Hudson Pacific Properties, Inc.	6,036	26,920
SL Green Realty Corp.(3)	1,016	29,759
		56,679
Oil, Gas and Consumable Fuels — 0.8%
Antero Resources Corp.(2)	4,294	126,415
ConocoPhillips	5,871	697,475
Diamondback Energy, Inc.	1,840	294,989
Enterprise Products Partners LP	29,074	757,087
EOG Resources, Inc.	4,653	587,441
EQT Corp.	5,310	225,038
Excelerate Energy, Inc., Class A	7,797	110,873
Gaztransport Et Technigaz SA	639	81,734
Golar LNG Ltd.	1,167	26,176
Hess Corp.	10,282	1,484,721
Occidental Petroleum Corp.	5,664	350,092
		4,742,041
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	723	37,076
Mondi PLC	20,102	325,160
Stella-Jones, Inc.	3,584	187,735
		549,971
Passenger Airlines — 0.1%
Southwest Airlines Co.	21,573	479,568
Personal Care Products — 0.1%
BellRing Brands, Inc.(2)	1,633	71,411
elf Beauty, Inc.(2)	725	67,157
Haleon PLC	103,977	416,749
Kenvue, Inc.	11,998	223,163
Rohto Pharmaceutical Co. Ltd.	4,200	97,991
		876,471
Pharmaceuticals — 1.0%
Arvinas, Inc.(2)	961	15,491
AstraZeneca PLC	5,668	709,654
AstraZeneca PLC, ADR	6,313	399,171
Bristol-Myers Squibb Co.	7,067	364,163
Edgewise Therapeutics, Inc.(2)	2,306	14,758
Eli Lilly & Co.	447	247,607
GSK PLC	40,075	714,407
Hikma Pharmaceuticals PLC	1,822	42,215
Indivior PLC(2)	3,487	66,855
Intra-Cellular Therapies, Inc.(2)	1,509	75,088
Merck & Co., Inc.	3,770	387,179
Novo Nordisk AS, Class B	12,976	1,251,875
Roche Holding AG	2,421	623,915
Sanofi SA	824	74,824
Sanofi SA, ADR	12,980	587,345
UCB SA	3,499	255,917

Ventyx Biosciences, Inc.(2)	1,063	15,329
Verona Pharma PLC, ADR(2)	1,403	19,572
Zoetis, Inc.	1,978	310,546
		6,175,911
Professional Services — 0.6%
Adecco Group AG	10,549	399,211
BayCurrent Consulting, Inc.	13,000	326,388
CACI International, Inc., Class A(2)	288	93,531
First Advantage Corp.	4,693	61,056
FTI Consulting, Inc.(2)	387	82,145
Jacobs Solutions, Inc.	5,670	755,811
Korn Ferry	1,331	60,587
Paycom Software, Inc.	1,450	355,206
Paycor HCM, Inc.(2)	2,474	53,389
RELX PLC	16,142	563,803
TechnoPro Holdings, Inc.	2,000	39,622
UT Group Co. Ltd.(2)	1,700	20,998
Verisk Analytics, Inc.	2,296	522,018
		3,333,765
Real Estate Management and Development — 0.1%
Colliers International Group, Inc.(3)	348	31,547
Corp. Inmobiliaria Vesta SAB de CV(3)	11,081	34,751
CTP NV	3,684	53,710
FirstService Corp.	698	98,746
FirstService Corp. (Toronto)(3)	650	91,977
Mitsui Fudosan Co. Ltd.	4,900	106,207
PSP Swiss Property AG	848	104,337
Tokyu Fudosan Holdings Corp.	16,600	96,717
Vonovia SE	1,695	39,022
		657,014
Residential REITs — 0.2%
American Homes 4 Rent, Class A	5,260	172,212
AvalonBay Communities, Inc.	1,794	297,338
Boardwalk Real Estate Investment Trust	1,454	67,901
Canadian Apartment Properties REIT	479	14,100
Comforia Residential REIT, Inc.	28	59,423
Essex Property Trust, Inc.	2,748	587,852
Invitation Homes, Inc.	3,805	112,970
		1,311,796
Retail REITs — 0.3%
Agree Realty Corp.	1,015	56,779
Brixmor Property Group, Inc.	3,505	72,869
Kite Realty Group Trust	8,822	188,085
Link REIT	6,300	28,912
Realty Income Corp.	12,627	598,267
Regency Centers Corp.	8,926	537,881
Simon Property Group, Inc.	1,857	204,066
Urban Edge Properties	5,961	94,541
		1,781,400
Semiconductors and Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc.(2)	3,935	387,598
AIXTRON SE	1,542	43,331
Analog Devices, Inc.	1,837	289,015
Applied Materials, Inc.	2,409	318,831
ARM Holdings PLC, ADR(2)	5,491	270,651

ASML Holding NV	179	107,601
Credo Technology Group Holding Ltd.(2)	4,575	65,057
FormFactor, Inc.(2)	811	27,477
GLOBALFOUNDRIES, Inc.(2)	1,770	87,827
Infineon Technologies AG	7,804	227,956
Lattice Semiconductor Corp.(2)	566	31,475
MACOM Technology Solutions Holdings, Inc.(2)	1,508	106,374
Marvell Technology, Inc.	8,171	385,835
Monolithic Power Systems, Inc.	1,183	522,578
Nova Ltd.(2)	717	68,094
NVIDIA Corp.	3,129	1,276,006
Onto Innovation, Inc.(2)	844	94,840
Power Integrations, Inc.	1,499	103,926
Silicon Laboratories, Inc.(2)	489	45,076
Socionext, Inc.	800	78,030
SUMCO Corp.	47,300	611,218
Taiwan Semiconductor Manufacturing Co. Ltd.	48,000	783,960
Teradyne, Inc.	6,119	509,529
		6,442,285
Software — 2.0%
Adobe, Inc.(2)	270	143,656
Atlassian Corp., Class A(2)	1,094	197,620
Blackbaud, Inc.(2)	988	64,615
Cadence Design Systems, Inc.(2)	5,154	1,236,187
Crowdstrike Holdings, Inc., Class A(2)	3,385	598,366
CyberArk Software Ltd.(2)	755	123,548
Datadog, Inc., Class A(2)	7,040	573,549
Descartes Systems Group, Inc.(2)	591	42,716
DoubleVerify Holdings, Inc.(2)	2,282	63,508
Five9, Inc.(2)	1,499	86,747
Guidewire Software, Inc.(2)	989	89,139
HubSpot, Inc.(2)	1,877	795,416
JFrog Ltd.(2)	2,062	46,374
Kinaxis, Inc.(2)	353	34,471
Klaviyo, Inc., Class A(2)	427	12,165
Manhattan Associates, Inc.(2)	5,413	1,055,427
Microsoft Corp.	10,963	3,706,700
m-up Holdings, Inc.	2,100	17,005
nCino, Inc.(2)	2,101	59,038
New Relic, Inc.(2)	680	58,936
Palantir Technologies, Inc., Class A(2)	32,617	482,732
Palo Alto Networks, Inc.(2)	2,882	700,384
Salesforce, Inc.(2)	2,137	429,174
SAP SE	2,493	334,392
ServiceNow, Inc.(2)	187	108,806
Splunk, Inc.(2)	1,852	272,540
SPS Commerce, Inc.(2)	869	139,336
TeamViewer SE(2)	1,119	17,217
Tenable Holdings, Inc.(2)	2,599	109,444
Workday, Inc., Class A(2)	674	142,693
		11,741,901
Specialized REITs — 0.4%
American Tower Corp.	167	29,758
Big Yellow Group PLC	3,339	38,833
Digital Core REIT Management Pte Ltd.	21,000	10,615

Digital Realty Trust, Inc.	2,486	309,159
Equinix, Inc.	884	645,002
Iron Mountain, Inc.	3,609	213,184
Keppel DC REIT	30,400	37,516
Public Storage	2,653	633,297
SBA Communications Corp.	143	29,834
VICI Properties, Inc.	13,200	368,280
		2,315,478
Specialty Retail — 0.5%
Boot Barn Holdings, Inc.(2)	1,160	80,620
Burlington Stores, Inc.(2)	3,426	414,649
CarMax, Inc.(2)	1,478	90,291
Dufry AG(2)	965	33,827
Fast Retailing Co. Ltd.	2,000	442,793
Home Depot, Inc.	2,352	669,591
Kingfisher PLC	136,400	348,299
Murphy USA, Inc.	110	39,896
Sanrio Co. Ltd.	1,000	42,583
TJX Cos., Inc.	5,223	459,990
Tractor Supply Co.	739	142,302
		2,764,841
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	12,764	2,179,708
HP, Inc.	14,526	382,470
Pure Storage, Inc., Class A(2)	1,316	44,494
Samsung Electronics Co. Ltd.	8,199	408,104
		3,014,776
Textiles, Apparel and Luxury Goods — 0.5%
Asics Corp.	4,000	126,708
Crocs, Inc.(2)	534	47,697
Deckers Outdoor Corp.(2)	408	243,600
HUGO BOSS AG	958	56,029
Lululemon Athletica, Inc.(2)	1,605	631,535
LVMH Moet Hennessy Louis Vuitton SE	590	422,399
On Holding AG, Class A(2)	43,774	1,123,678
Puma SE	4,644	263,167
Tod's SpA(2)	1,171	39,230
		2,954,043
Trading Companies and Distributors — 0.4%
Beacon Roofing Supply, Inc.(2)	5,056	359,835
Bunzl PLC	12,399	442,349
Diploma PLC	2,282	79,119
Finning International, Inc.	3,291	88,187
MRC Global, Inc.(2)	6,789	71,352
MSC Industrial Direct Co., Inc., Class A	5,317	503,786
NOW, Inc.(2)	8,591	94,673
Rexel SA	20,807	424,937
Seven Group Holdings Ltd.	6,790	119,990
		2,184,228
Transportation Infrastructure†
Flughafen Zurich AG	417	77,921
Japan Airport Terminal Co. Ltd.	900	39,581
		117,502
Water Utilities†
SJW Group	1,452	90,721

Wireless Telecommunication Services — 0.1%
TIM SA		117,200	353,105
TOTAL COMMON STOCKS (Cost $152,585,699)			175,231,366
U.S. TREASURY SECURITIES — 6.5%
U.S. Treasury Bonds, 2.00%, 11/15/41		3,150,000	1,951,400
U.S. Treasury Bonds, 2.375%, 2/15/42		5,000,000	3,303,613
U.S. Treasury Bonds, 3.00%, 5/15/42		250,000	183,135
U.S. Treasury Bonds, 3.75%, 11/15/43		40,000	32,478
U.S. Treasury Bonds, 3.125%, 8/15/44		350,000	254,960
U.S. Treasury Bonds, 3.00%, 5/15/45		100,000	70,719
U.S. Treasury Bonds, 3.00%, 11/15/45		50,000	35,152
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		814,405	804,182
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		304,492	301,459
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		511,380	478,404
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		896,782	648,770
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		413,977	286,749
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		1,514,976	1,209,010
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		3,090,053	2,133,270
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		508,760	352,415
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51		648,599	340,293
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/52		1,102,920	571,712
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25		2,198,984	2,099,786
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		425,576	392,034
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32		919,300	758,387
U.S. Treasury Notes, 2.00%, 5/31/24		4,000,000	3,920,423
U.S. Treasury Notes, 1.875%, 8/31/24		4,000,000	3,882,969
U.S. Treasury Notes, 2.75%, 7/31/27		311,000	288,465
U.S. Treasury Notes, 2.25%, 8/15/27		200,000	181,953
U.S. Treasury Notes, 3.875%, 11/30/27		3,895,000	3,753,046
U.S. Treasury Notes, 1.50%, 11/30/28(5)		6,900,000	5,860,822
U.S. Treasury Notes, 3.50%, 4/30/30		3,550,000	3,271,686
U.S. Treasury Notes, 3.375%, 5/15/33		29,000	25,647
U.S. Treasury Notes, VRN, 5.52%, (3-month USBMMY plus 0.13%), 7/31/25		1,250,000	1,249,899
TOTAL U.S. TREASURY SECURITIES (Cost $45,162,729)			38,642,838
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.5%
Australia†
Australia Government Bond, 3.00%, 3/21/47	AUD	120,000	52,611
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	64,621
			117,232
Austria†
Republic of Austria Government Bond, 0.75%, 10/20/26(6)	EUR	41,000	40,501
Republic of Austria Government Bond, 4.15%, 3/15/37(6)	EUR	29,000	32,130
			72,631
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(6)	EUR	27,000	29,820
Canada — 0.3%
Canadian Government Bond, 0.25%, 3/1/26	CAD	850,000	555,971
Canadian Government Bond, 3.50%, 3/1/28	CAD	1,785,000	1,253,407
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	140,325
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	83,761
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	11,508
			2,044,972
China — 0.5%
China Government Bond, 2.88%, 11/5/23	CNY	19,000,000	2,596,696

China Government Bond, 3.25%, 6/6/26	CNY	400,000	56,119
China Government Bond, 3.29%, 5/23/29	CNY	300,000	42,692
			2,695,507
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	31,682
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	10,210
			41,892
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(6)	EUR	58,000	62,072
Finland Government Bond, 0.125%, 4/15/36(6)	EUR	350,000	242,595
			304,667
France — 0.2%
French Republic Government Bond OAT, 0.00%, 11/25/31(7)	EUR	1,050,000	859,258
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	40,000	17,974
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	78,320
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	35,745
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	227,853
			263,598
Japan — 0.1%
Japan Government Thirty Year Bond, 1.40%, 3/20/53	JPY	58,700,000	348,042
Japan Government Twenty Year Bond, 1.20%, 6/20/53	JPY	35,000,000	196,898
Japan Government Twenty Year Bond, 1.80%, 9/20/53	JPY	26,500,000	172,577
			717,517
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	52,792
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	192,088
Netherlands†
Netherlands Government Bond, 0.50%, 7/15/26(6)	EUR	100,000	99,156
Netherlands Government Bond, 2.75%, 1/15/47(6)	EUR	27,000	25,781
			124,937
Norway†
Norway Government Bond, 1.75%, 2/17/27(6)	NOK	510,000	42,424
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	53,155
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	162,184
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	91,408
United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	1,100,000	1,216,375
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $10,925,273)			9,178,751
CORPORATE BONDS — 1.4%
Aerospace and Defense†
TransDigm, Inc., 4.625%, 1/15/29		$190,000	164,040
Automobile Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		110,000	106,249
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		370,000	292,689
Banks — 0.6%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		143,000	138,292

Banco Santander SA, 2.50%, 3/18/25	EUR	100,000	103,011
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	114,516
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	100,133
Commerzbank AG, 4.00%, 3/23/26	EUR	150,000	154,456
Credit Agricole SA, 7.375%, 12/18/23	GBP	50,000	60,816
European Financial Stability Facility, 2.125%, 2/19/24	EUR	93,000	97,934
European Financial Stability Facility, 0.40%, 5/31/26	EUR	200,000	197,093
European Union, 0.00%, 7/4/31(7)	EUR	1,450,000	1,189,224
ING Groep NV, 2.125%, 1/10/26	EUR	200,000	203,538
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	20,000	24,830
Toronto-Dominion Bank, VRN, 5.875%, 5/1/24		$1,000,000	998,238
			3,382,081
Biotechnology†
AbbVie, Inc., 4.40%, 11/6/42		140,000	111,266
Chemicals†
MEGlobal BV, 4.25%, 11/3/26(6)		46,000	43,412
Olin Corp., 5.125%, 9/15/27		70,000	64,251
			107,663
Commercial Services and Supplies†
Clean Harbors, Inc., 6.375%, 2/1/31(6)		190,000	180,820
Containers and Packaging†
Sealed Air Corp., 5.125%, 12/1/24(6)		105,000	103,015
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.90%, 8/15/37		59,000	49,711
Sprint Capital Corp., 6.875%, 11/15/28		258,000	264,969
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)		115,000	112,510
			427,190
Electric Utilities†
Duke Energy Florida LLC, 3.85%, 11/15/42		40,000	28,463
Duke Energy Progress LLC, 4.15%, 12/1/44		40,000	29,262
MidAmerican Energy Co., 4.40%, 10/15/44		60,000	46,446
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		43,000	34,943
			139,114
Financial Services†
Allen C Stonecipher Life Insurance Trust, VRDN, 5.45%, 11/7/23 (LOC: FHLB)		5,000	5,000
Ground Transportation†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		12,000	9,511
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		80,000	59,860
			69,371
Health Care Providers and Services — 0.1%
CVS Health Corp., 4.78%, 3/25/38		40,000	33,113
DaVita, Inc., 4.625%, 6/1/30(6)		270,000	211,820
Kaiser Foundation Hospitals, 3.00%, 6/1/51		70,000	41,151
			286,084
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)		110,000	90,513
Caesars Entertainment, Inc., 7.00%, 2/15/30(6)		142,000	137,174
MGM Resorts International, 4.625%, 9/1/26		39,000	36,277
Station Casinos LLC, 4.625%, 12/1/31(6)		530,000	419,076
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		200,000	184,944
			867,984
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		253,000	219,504
Meritage Homes Corp., 5.125%, 6/6/27		190,000	179,754

Tempur Sealy International, Inc., 3.875%, 10/15/31(6)	136,000	102,025
		501,283
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)	86,000	83,887
Leisure Products†
Mattel, Inc., 5.45%, 11/1/41	200,000	156,248
Media†
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	85,000	58,849
Metals and Mining — 0.1%
ATI, Inc., 4.875%, 10/1/29	240,000	204,720
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(6)	230,000	213,541
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	190,510
		608,771
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	24,012
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)	65,000	65,876
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	90,000	88,961
Enterprise Products Operating LLC, 4.85%, 3/15/44	92,000	76,259
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	42,000	38,991
MEG Energy Corp., 5.875%, 2/1/29(6)	70,000	65,482
Southwestern Energy Co., 5.70%, 1/23/25	21,000	20,767
		356,336
Passenger Airlines†
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)	135,898	132,287
Personal Care Products†
Edgewell Personal Care Co., 4.125%, 4/1/29(6)	180,000	150,771
Specialty Retail†
Murphy Oil USA, Inc., 3.75%, 2/15/31(6)	210,000	168,941
Wireless Telecommunication Services†
C&W Senior Financing DAC, 6.875%, 9/15/27(6)	130,000	111,900
TOTAL CORPORATE BONDS (Cost $9,729,043)		8,595,851
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	107,410
Harris County Industrial Development Corp. Rev., (Exxon Mobil Corp.) VRDN, 4.02%, 11/1/23	2,450,000	2,450,000
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	40,000	45,056
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	32,865
New York City GO, 6.27%, 12/1/37	5,000	5,135
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	30,070
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	58,381
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	87,703
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	142,995
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	9,937
State of California GO, 4.60%, 4/1/38	30,000	26,182
State of California GO, 7.55%, 4/1/39	20,000	22,865
State of California GO, 7.30%, 10/1/39	25,000	27,608
State of California GO, 7.60%, 11/1/40	40,000	45,834
State of Washington GO, 5.14%, 8/1/40	20,000	18,137
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	30,000	27,787
TOTAL MUNICIPAL SECURITIES (Cost $3,195,312)		3,137,965
COLLATERALIZED LOAN OBLIGATIONS — 0.5%
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.51%, (3-month SOFR plus 2.11%), 10/15/31(6)	160,678	160,556

Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.16%, (3-month SOFR plus 1.76%), 4/15/32(6)	192,035	191,446
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.41%, (3-month SOFR plus 2.01%), 4/17/30(6)	250,000	240,518
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.51%, (3-month SOFR plus 2.11%), 10/15/30(6)	200,000	196,163
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.80%, (3-month SOFR plus 1.38%), 7/20/31(6)	175,000	174,822
KKR CLO Ltd., Series 2018, Class CR, VRN, 7.76%, (3-month SOFR plus 2.36%), 7/18/30(6)	175,000	173,672
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.74%, (3-month SOFR plus 2.36%), 1/25/32(6)	300,000	297,640
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.36%, (3-month SOFR plus 2.94%), 1/20/35(6)	200,000	197,470
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.90%, (1-month SOFR plus 1.56%), 10/16/36(6)	398,000	385,591
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 7.16%, (3-month SOFR plus 1.76%), 10/17/31(6)	200,000	197,290
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 8.03%, (3-month SOFR plus 2.61%), 1/20/32(6)	200,000	197,842
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 7.36%, (3-month SOFR plus 1.96%), 4/18/33(6)	500,000	488,816
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,945,388)		2,901,826
PREFERRED STOCKS — 0.2%
Automobiles†
Volkswagen International Finance NV, 3.875%	300,000	260,695
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	300,000	316,726
Electric Utilities†
Electricite de France SA, 3.375%	200,000	163,301
Enel SpA, 2.25%	100,000	92,701
		256,002
Insurance — 0.1%
Allianz SE, 2.625%	200,000	143,727
Assicurazioni Generali SpA, 4.60%	100,000	103,125
Intesa Sanpaolo Vita SpA, 4.75%	100,000	103,236
		350,088
Oil, Gas and Consumable Fuels†
Eni SpA, 3.375%	200,000	177,629
TOTAL PREFERRED STOCKS (Cost $1,867,929)		1,361,140
ASSET-BACKED SECURITIES — 0.2%
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	194,246	164,298
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(6)	23,188	22,346
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	300,000	275,412
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	308,964	267,777
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	406,136	350,796
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	68,362	66,284
TOTAL ASSET-BACKED SECURITIES (Cost $1,306,843)		1,146,913
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	99	41,574
iShares Russell Mid-Cap Value ETF	4,321	428,254
TOTAL EXCHANGE-TRADED FUNDS (Cost $467,282)		469,828
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 5.30%, (1-year RFUCC plus 1.87%), 7/1/36	7,943	8,072
FHLMC, VRN, 6.04%, (1-year H15T1Y plus 2.14%), 10/1/36	9,689	9,868
FHLMC, VRN, 5.03%, (1-year H15T1Y plus 2.26%), 4/1/37	14,294	14,489
FHLMC, VRN, 5.67%, (1-year RFUCC plus 1.89%), 7/1/41	4,586	4,553
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	8,676	8,818
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	6,918	7,027
FNMA, VRN, 7.22%, (6-month RFUCC plus 1.54%), 9/1/35	2,234	2,265

FNMA, VRN, 5.56%, (1-year H15T1Y plus 2.15%), 3/1/38	16,601	16,911
		72,003
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
GNMA, 7.50%, 10/15/25	115	114
GNMA, 6.00%, 3/15/26	1,070	1,053
GNMA, 7.00%, 12/15/27	1,465	1,455
GNMA, 7.00%, 5/15/31	3,607	3,678
GNMA, 5.50%, 11/15/32	5,654	5,551
GNMA, 6.50%, 10/15/38	120,296	125,255
GNMA, 4.50%, 6/15/41	98,944	93,275
		230,381
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $311,624)		302,384
COLLATERALIZED MORTGAGE OBLIGATIONS†
Private Sponsor Collateralized Mortgage Obligations†
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	2,411	2,105
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 7.02%, (30-day average SOFR plus 1.70%), 12/27/33(6)	178,277	178,512
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	8,636	7,201
		187,818
U.S. Government Agency Collateralized Mortgage Obligations†
FNMA, Series 2014-C02, Class 2M2, VRN, 8.04%, (30-day average SOFR plus 2.71%), 5/25/24	81,057	81,625
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $269,767)		269,443
SHORT-TERM INVESTMENTS — 5.9%
Certificates of Deposit — 0.1%
Wells Fargo Bank N.A., VRN, 5.86%, (SOFR plus 0.55%), 1/5/24(6)	750,000	750,553
Commercial Paper(8) — 3.4%
ANZ New Zealand International Ltd., 5.92%, 6/3/24(6)	2,500,000	2,416,225
BPCE SA, 5.89%, 2/15/24(6)	500,000	491,663
Canadian Imperial Holdings, Inc., 5.88%, 3/19/24(6)	750,000	734,078
Charta LLC, 5.71%, 11/3/23 (LOC: CitiBank N.A.)(6)	750,000	749,667
Chesham Finance Ltd. / Chesham Finance LLC, 5.87%, 3/13/24 (LOC: BNP Paribas)(6)	1,725,000	1,689,148
DNB Bank ASA, 5.87%, 4/12/24(6)	2,500,000	2,436,564
JP Morgan Securities LLC, 5.95%, 4/25/24(6)	2,000,000	2,000,676
JP Morgan Securities LLC, VRN, 5.92%, (SOFR plus 0.61%), 10/21/24(6)	750,000	749,952
Landesbank Baden-Wuerttemberg, 5.46%, 11/1/23(6)	2,455,000	2,454,638
Old Line Funding LLC, VRN, 5.79%, (SOFR plus 0.48%), 6/7/24(6)	3,500,000	3,502,074
Svenska Handelsbanken AB, VRN, 6.10%, (SOFR plus 0.79%), 11/1/23(6)	1,000,000	1,000,018
UBS AG, 5.91%, 1/19/24(6)	750,000	740,831
Versailles Commercial Paper LLC, 5.81%, 2/6/24(6)	1,500,000	1,477,110
		20,442,644
Money Market Funds — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,592,409	8,592,409
State Street Navigator Securities Lending Government Money Market Portfolio(9)	608,098	608,098
		9,200,507
Treasury Bills(8) — 0.9%
U.S. Treasury Bills, 5.47%, 11/21/23	2,000,000	1,994,124
U.S. Treasury Bills, 5.49%, 11/24/23	625,000	622,890
U.S. Treasury Bills, 5.54%, 2/27/24	1,500,000	1,473,782
U.S. Treasury Bills, 5.20%, 6/13/24	1,000,000	967,672
		5,058,468
TOTAL SHORT-TERM INVESTMENTS (Cost $35,450,167)		35,452,172
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $549,283,341)		599,394,613
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,306,250)
TOTAL NET ASSETS — 100.0%		$598,088,363

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	10,660	USD	7,905	Goldman Sachs & Co.	12/22/23	$(211)
CAD	16,427	USD	12,192	Goldman Sachs & Co.	12/22/23	(336)
CAD	11,414	USD	8,333	Goldman Sachs & Co.	12/22/23	(95)
CAD	14,460	USD	10,557	Goldman Sachs & Co.	12/22/23	(121)
CAD	12,946	USD	9,429	Goldman Sachs & Co.	12/22/23	(86)
CAD	12,454	USD	9,157	Goldman Sachs & Co.	12/22/23	(168)
CAD	14,605	USD	10,738	Goldman Sachs & Co.	12/22/23	(197)
CAD	18,764	USD	13,687	Goldman Sachs & Co.	12/22/23	(144)
CAD	15,185	USD	11,101	Goldman Sachs & Co.	12/22/23	(141)
CAD	11,577	USD	8,463	Goldman Sachs & Co.	12/22/23	(108)
USD	2,111,982	CAD	2,858,523	JPMorgan Chase Bank N.A.	12/15/23	49,156
USD	343,204	CAD	462,759	Goldman Sachs & Co.	12/22/23	9,203
USD	255,946	CAD	345,105	Goldman Sachs & Co.	12/22/23	6,863
USD	419,643	CAD	565,825	Goldman Sachs & Co.	12/22/23	11,253
USD	7,048	CAD	9,629	Goldman Sachs & Co.	12/22/23	98
USD	11,852	CAD	16,193	Goldman Sachs & Co.	12/22/23	165
USD	12,409	CAD	16,855	Goldman Sachs & Co.	12/22/23	244
USD	7,231	CAD	9,821	Goldman Sachs & Co.	12/22/23	142
USD	8,736	CAD	11,950	Goldman Sachs & Co.	12/22/23	111
USD	8,991	CAD	12,320	Goldman Sachs & Co.	12/22/23	99
USD	13,390	CAD	18,567	Goldman Sachs & Co.	12/22/23	(11)
USD	168,520	CHF	148,700	Morgan Stanley	12/15/23	4,271
USD	5,560,311	CNY	40,306,698	JPMorgan Chase Bank N.A.	12/15/23	(30,224)
EUR	2,297	USD	2,429	Bank of America N.A.	12/22/23	8
EUR	68,156	USD	71,934	Bank of America N.A.	12/22/23	352
EUR	6,255	USD	6,613	Bank of America N.A.	12/22/23	21
EUR	7,898	USD	8,403	JPMorgan Chase Bank N.A.	12/22/23	(27)
EUR	153,405	USD	162,732	JPMorgan Chase Bank N.A.	12/22/23	(33)
EUR	77,517	USD	82,006	Morgan Stanley	12/22/23	207
EUR	3,104	USD	3,295	Morgan Stanley	12/22/23	(4)
EUR	5,198	USD	5,518	Morgan Stanley	12/22/23	(6)
EUR	69,216	USD	73,487	Morgan Stanley	12/22/23	(78)
EUR	3,825	USD	4,091	Morgan Stanley	12/22/23	(34)
USD	5,503,137	EUR	5,116,759	JPMorgan Chase Bank N.A.	12/15/23	78,631
USD	57,520	EUR	54,114	Bank of America N.A.	12/22/23	128
USD	2,662	EUR	2,526	Bank of America N.A.	12/22/23	(16)
USD	828,887	EUR	779,804	Bank of America N.A.	12/22/23	1,839
USD	51,826	EUR	48,758	Bank of America N.A.	12/22/23	115
USD	5,579	EUR	5,265	Bank of America N.A.	12/22/23	(5)
USD	7,628	EUR	7,245	Bank of America N.A.	12/22/23	(56)
USD	4,174	EUR	3,960	Bank of America N.A.	12/22/23	(26)
USD	57,530	EUR	54,114	JPMorgan Chase Bank N.A.	12/22/23	138
USD	51,836	EUR	48,758	JPMorgan Chase Bank N.A.	12/22/23	124
USD	829,037	EUR	779,804	JPMorgan Chase Bank N.A.	12/22/23	1,989
USD	57,541	EUR	54,114	Morgan Stanley	12/22/23	149
USD	2,363	EUR	2,221	Morgan Stanley	12/22/23	7
USD	829,203	EUR	779,804	Morgan Stanley	12/22/23	2,155
USD	51,846	EUR	48,758	Morgan Stanley	12/22/23	135
USD	7,658	EUR	7,245	Morgan Stanley	12/22/23	(26)
USD	7,013	EUR	6,593	Morgan Stanley	12/22/23	21
USD	68,706	EUR	64,591	Morgan Stanley	12/22/23	202

GBP	21,554	USD	26,216	Goldman Sachs & Co.	12/22/23	(7)
GBP	14,020	USD	17,048	Goldman Sachs & Co.	12/22/23	(1)
GBP	18,366	USD	22,478	Goldman Sachs & Co.	12/22/23	(146)
GBP	16,318	USD	19,808	Goldman Sachs & Co.	12/22/23	34
GBP	15,896	USD	19,253	Goldman Sachs & Co.	12/22/23	76
GBP	14,229	USD	17,297	Goldman Sachs & Co.	12/22/23	4
GBP	10,949	USD	13,309	Goldman Sachs & Co.	12/22/23	5
USD	1,451,215	GBP	1,164,119	Morgan Stanley	12/15/23	35,836
USD	647,034	GBP	529,575	Goldman Sachs & Co.	12/22/23	3,104
USD	614,348	JPY	89,066,969	Bank of America N.A.	12/15/23	22,604
USD	183,824	JPY	27,235,679	JPMorgan Chase Bank N.A.	12/15/23	2,875
PLN	215,000	USD	50,699	Bank of America N.A.	12/15/23	288
THB	11,194,457	USD	317,799	Goldman Sachs & Co.	12/15/23	(5,163)
						$195,182

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	10	December 2023	$1,364,844	$(37,684)
Korean Treasury 10-Year Bonds	3	December 2023	233,683	(7,102)
U.K. Gilt 10-Year Bonds	3	December 2023	339,694	(5,144)
U.S. Treasury 5-Year Notes	205	December 2023	21,417,695	(276,131)
U.S. Treasury 10-Year Notes	16	December 2023	1,698,750	(10,876)
U.S. Treasury 10-Year Ultra Notes	44	December 2023	4,788,437	(272,336)
			$29,843,103	$(609,273)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Sell	5.00%	6/20/27		$7,154,000	$(117,867)	$295,192	$177,325
Markit CDX North America High Yield Index Series 41	Sell	5.00%	12/20/28		$2,800,000	10,917	(11,965)	(1,048)
Markit iTraxx Europe Crossover Index Series 40	Sell	5.00%	12/20/28	EUR	1,494,000	19,873	20,274	40,147
						$(87,077)	$303,501	$216,424
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
DKK	–	Danish Krone
EUR	–	Euro
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
RFUCC	–	Refinitiv USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $904,660. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,443,972.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $28,824,663, which represented 4.8% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $936,244, which includes securities collateral of $328,146.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$322,704,136	—	—
Common Stocks	133,360,458	$41,870,908	—
U.S. Treasury Securities	—	38,642,838	—
Sovereign Governments and Agencies	—	9,178,751	—
Corporate Bonds	—	8,595,851	—
Municipal Securities	—	3,137,965	—
Collateralized Loan Obligations	—	2,901,826	—
Preferred Stocks	—	1,361,140	—
Asset-Backed Securities	—	1,146,913	—
Exchange-Traded Funds	469,828	—	—
U.S. Government Agency Mortgage-Backed Securities	—	302,384	—
Collateralized Mortgage Obligations	—	269,443	—
Short-Term Investments	9,200,507	26,251,665	—
	$465,734,929	$133,659,684	—
Other Financial Instruments
Swap Agreements	—	$217,472	—
Forward Foreign Currency Exchange Contracts	—	232,652	—
	—	$450,124	—
Liabilities
Other Financial Instruments
Futures Contracts	$559,343	$49,930	—
Swap Agreements	—	1,048	—
Forward Foreign Currency Exchange Contracts	—	37,470	—
	$559,343	$88,448	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$13,163	—	—	$(498)	$12,665	288	—	$148
American Century Emerging Markets Bond ETF	5,058	—	—	(375)	4,683	133	—	64
American Century Focused Dynamic Growth ETF(3)	38,371	$142	—	(4,623)	33,890	560	—	—
American Century Focused Large Cap Value ETF	40,047	242	$1,655	(2,941)	35,693	637	$58	222
American Century Multisector Income ETF	22,734	—	264	(908)	21,562	527	(49)	307
American Century Quality Diversified International ETF	32,948	—	2,320	(2,593)	28,035	675	(301)	—
American Century Short Duration Strategic Income ETF	3,589	—	—	(29)	3,560	71	—	50
American Century U.S. Quality Growth ETF	37,393	445	—	(2,790)	35,048	535	—	30
American Century U.S. Quality Value ETF	41,188	152	3,777	(2,480)	35,083	741	(85)	145
Avantis Emerging Markets Equity ETF(4)	28,697	5,367	2,175	(3,210)	28,679	562	83	—
Avantis International Equity ETF(4)	31,049	—	1,645	(2,887)	26,517	493	(97)	—
Avantis International Small Cap Value ETF(4)	8,793	—	18	(721)	8,054	144	1	—
Avantis U.S. Equity ETF(4)	44,350	185	—	(4,267)	40,268	568	—	151
Avantis U.S. Small Cap Value ETF	10,163	33	—	(1,229)	8,967	121	—	43
	$357,543	$6,566	$11,854	$(29,551)	$322,704	6,055	$(390)	$1,160
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.